Related parties (Tables)	12 Months Ended
Dec. 31, 2020
Related parties
Schedule of compensation of key management personnel

	12/31/2020	12/31/2019
Short-term employee benefits
Payment of Directors' fees	10,665	10,774
Share‑based payments	5,805	19,794
	16,470	30,568